SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 30, 2019	Apr. 01, 2019	May 01, 2018	Dec. 31, 2023 USD ($) Integer SUPPLIER CUSTOMER	Dec. 31, 2023 CNY (¥) Integer SUPPLIER CUSTOMER	Dec. 31, 2022 CNY (¥) SUPPLIER CUSTOMER	Dec. 31, 2021 CNY (¥) SUPPLIER CUSTOMER	Dec. 31, 2023 JPY (¥)
Product Information [Line Items]
Convenience translation rate					7.0999			7.0999
Deposits insured					¥ 22,854,000	¥ 20,337,000
Interest rate, term deposits					5.13%	4.20%		5.13%
Gross profit				$ 28,824	¥ 204,649,000	¥ 226,300,000	¥ 271,933,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)				80,427	571,024,000	593,634,000	752,688,000
Research and development expenses				$ 31,344	222,538,000	326,513,000	297,360,000
Advertising expenses					42,885,000	52,716,000	57,618,000
Employee social benefits					¥ 86,198,000	¥ 104,722,000	¥ 94,148,000
Number of customers individually represent revenue | CUSTOMER				0	0	0	0
Number of suppliers individually represent cost | SUPPLIER						1	0
Number of customers individually represent accounts receivable | CUSTOMER				2	2	2
Number of suppliers individually represent accounts payable | SUPPLIER				2	2	2
Number of customers individually represent contract liabilities | CUSTOMER				1	1	0
Number of supplier prepayments and other current assets | SUPPLIER				1	1		1
Financial instruments amount					¥ 1,494,000,000	¥ 1,989,000,000
Profit appropriation to statutory surplus fund					0	¥ 0
Increase (decrease) in accumulated deficit					196,000
Decrease in accumulated deficit due to expected credit loss provision for accounts receivables					183,000
Increase in accumulated deficit due to expected credit loss provision for Contract assets					¥ 379,000
Accounting Standards Update 2021-01 [Member]
Product Information [Line Items]
Change in accounting principle, accounting standards update, adopted							true
Change in accounting principle, accounting standards update, adopted date							Jan. 01, 2023
Change in accounting principle, accounting standards update, adopted immaterial effect							true
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage				14.70%	14.70%	11.10%
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage				13.40%	13.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage				15.40%	15.40%	21.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage				13.80%	13.80%	17.10%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage				14.70%	14.70%	11.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage				11.30%	11.30%	11.10%
Contract Liabilities [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage				10.20%	10.20%	10.00%
Prepaid Expenses and Other Current Assets [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage				21.00%	21.00%	21.50%
Cloud Communication Services [Member]
Product Information [Line Items]
VAT rate		6.00%	6.00%
Communication Devices Sales [Member]
Product Information [Line Items]
VAT rate	13.00%	16.00%
Covering Communications Platform As Service [Member]
Product Information [Line Items]
Number of performance obligations | Integer				2	2
Number of performance obligations | Integer				1	1
Gross profit					¥ 69,000,000	¥ 89,000,000	¥ 166,000,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)					¥ 16,000,000	14,000,000	41,000,000
Covering Communications Platform As Service [Member] | Minimum [Member]
Product Information [Line Items]
Length of service contracts				3 months	3 months
Covering Communications Platform As Service [Member] | Maximum [Member]
Product Information [Line Items]
Length of service contracts				12 months	12 months
Cloudbased Contact Center [Member]
Product Information [Line Items]
Number of performance obligations | Integer				1	1
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)					¥ 256,961,000	310,765,000	276,126,000
Cloudbased Contact Center [Member] | Minimum [Member]
Product Information [Line Items]
Length of service contracts				3 months	3 months
Cloudbased Contact Center [Member] | Maximum [Member]
Product Information [Line Items]
Length of service contracts				12 months	12 months
Cloud Based Unified Communications And Collaborations [Member]
Product Information [Line Items]
Number of performance obligations | Integer				1	1
CHINA
Product Information [Line Items]
Deposits insured					¥ 500,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)					539,867,000	556,663,000	711,932,000
JAPAN
Product Information [Line Items]
Deposits insured								¥ 10,000
Revenues (including related parties amounts of RMB 33,068, RMB 5,994 and RMB 1,377 for the years ended December 31,2020, 2021 and 2022, respectively)					¥ 31,157,000	¥ 36,971,000	¥ 40,756,000